Related Parties (Details) - Schedule of Transactions with Related Parties - Non-Executive Directors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	$ 454	$ 260	$ 296
Fees, including reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Total	448	270	272
Share-based compensation [Member]
Related Party Transaction [Line Items]
Total	$ 6	$ (10)	$ 24